Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 20, 2016
Loss Contingencies [Line Items]
Rental expense under all operating leases		$ 122,900,000	$ 124,800,000	$ 105,200,000
Settlement fund					$ 6,500,000
Settlement expense	$ 13,000,000
Settlement for lawsuit		21,719,000
Estimated gross settlement exposure	13,800,000	13,800,000
Cardholders' overdrawn account balances	21,200,000	21,200,000	17,900,000
Cardholders' loss reserve	10,500,000	10,500,000	9,400,000
Recognized gain on investment		811,000	4,038,000	793,000
MetaBank
Loss Contingencies [Line Items]
Advance on behalf of cardholders	1,000,000	1,000,000
Maximum
Loss Contingencies [Line Items]
Cardholder overdraft limit	10	10
Private Equity Funds
Loss Contingencies [Line Items]
Contributions made	20,100,000	20,100,000	15,000,000
Investments, including gains	22,800,000	22,800,000	17,600,000
Recognized gain on investment		800,000	$ 4,000,000	$ 800,000
Private Equity Funds | Maximum
Loss Contingencies [Line Items]
Commitment to invest	$ 20,000,000	$ 20,000,000
Percentage of ownership interests	50.00%	50.00%